Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2023
Other comprehensive income [abstract]
Schedule of Breakdown of Other Comprehensive Income (Loss) Relating to Financial Instruments at FVOCI, Derivative Financial Instruments, and Foreign Currency Translation
The breakdown of other comprehensive income (loss) relating to financial instruments at FVOCI, derivative financial instruments, and foreign currency translation is as follows:

	Financial instruments FVOCI	Financial Instruments CFH	Foreign currency translation adjustment	Total
Balance as of January 1, 2021	141	515	(448)	208
Change in fair value on financial instruments, net of hedging	(560)	(11,692)	—	(12,252)
Reclassification of gains (losses) on financial instruments to profit or loss (1)	24	24	—	48
Exchange difference in conversion of foreign currency operation	—	—	448	448
Other comprehensive income (loss) for the year	(536)	(11,668)	448	(11,756)
Balance as of December 31, 2021	(395)	(11,153)	—	(11,548)
Change in fair value on financial instruments, net of hedging	(467)	20,080	—	19,613
Reclassification of gains (losses) on financial instruments to profit or loss (1)	—	60	—	60
Other comprehensive income (loss) for the year	(467)	20,140	—	19,673
Balance as of December 31, 2022	(862)	8,987	—	8,125
Change in fair value on financial instruments, net of hedging	876	(590)	—	286
Reclassification of gains (losses) on financial instruments to profit or loss (1)	(11)	(938)	—	(949)
Other comprehensive income (loss) for the year	865	(1,528)	—	(663)
Balance as of December 31, 2023	3	7,459	—	7,462
(1)Reclassification adjustments include amounts recognized in profit or loss of the year that had been part of other comprehensive income in this and prior years.

Schedule of Amounts Reclassified from Other Comprehensive Income to Profit or Loss
The following table presents amounts reclassified from other comprehensive income to profit or loss:

Details about other comprehensive income components	Amounts reclassified from other comprehensive income			Line item affected in the consolidated statement of profit or loss
	December 31,
	2023	2022	2021
Securities at FVOCI:	—	—	41	Net gain (loss) on financial instruments
	(11)	—	(17)	Provision for credit losses
	(11)	—	24

Derivative financial instruments:
Foreign exchange forwards	—	(433)	(2,167)	Interest income – loans
	4,877	1,851	—	Interest expense – borrowings and deposits
	(1,793)	—	24	Gain (loss) on financial instruments, net
Interest rate and cross-currency swaps	855	60	—	Gain (loss) on financial instruments, net
	3,939	1,478	(2,143)